Financial instruments - Maturity analysis for financial liabilities (Details) - CAD ($) $ in Thousands	Sep. 30, 2023	Sep. 30, 2022
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Accounts payable and accrued liabilities	$ 924,659	$ 1,016,407
Accrued compensation and employee-related liabilities	1,100,566	1,130,726
Borrowings	3,100,321	3,267,034
Clients’ funds obligations	493,638	604,431
Financial liabilities	6,267,360	6,739,989
Accounts payable and accrued liabilities, contractual cash flows	924,659	1,016,407
Accrued compensation and employee related liabilities, contractual cash flows	1,100,566	1,130,726
Clients' funds obligations, contractual cash flows	493,638	604,431
Financial liabilities, contractual cash flows	6,581,969	7,160,456
2014 U.S. Senior Notes
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Borrowings	473,808	550,177
Borrowings, contractual cash flows	492,722	591,467
2021 U.S. Senior Notes
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Borrowings	1,342,714	1,361,974
Borrowings, contractual cash flows	1,488,774	1,537,370
2021 CAD Senior Notes
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Borrowings	596,550	595,900
Borrowings, contractual cash flows	663,000	675,600
Unsecured committed term loan credit facility
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Borrowings	676,886	687,705
Borrowings, contractual cash flows	687,419	721,807
Lease liabilities
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Lease liabilities	641,963	709,201
Lease liabilities, undiscounted cash flows	722,284	808,445
Other long-term debt
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Borrowings	10,363	71,278
Borrowings, contractual cash flows	10,448	80,324
Cash flow hedges of future revenue
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Derivative financial liabilities	4,030	10,505
Derivative financial liabilities, contractual cash flows	328,455	304,698
Derivative financial assets, contractual cash flows	(331,954)	(311,446)
Cross-currency swaps
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Derivative financial liabilities	2,183	1,685
Derivative financial liabilities, contractual cash flows	93,311	168,213
Derivative financial assets, contractual cash flows	(91,353)	(167,586)
Less than one year
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Accounts payable and accrued liabilities, contractual cash flows	924,659	1,016,407
Accrued compensation and employee related liabilities, contractual cash flows	1,100,566	1,130,726
Clients' funds obligations, contractual cash flows	493,638	604,431
Financial liabilities, contractual cash flows	3,969,359	3,116,826
Less than one year | 2014 U.S. Senior Notes
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Borrowings, contractual cash flows	492,722	90,680
Less than one year | 2021 U.S. Senior Notes
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Borrowings, contractual cash flows	24,233	24,623
Less than one year | 2021 CAD Senior Notes
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Borrowings, contractual cash flows	12,600	12,600
Less than one year | Unsecured committed term loan credit facility
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Borrowings, contractual cash flows	687,419	27,053
Less than one year | Lease liabilities
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Lease liabilities, undiscounted cash flows	221,877	182,815
Less than one year | Other long-term debt
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Borrowings, contractual cash flows	8,353	25,843
Less than one year | Cash flow hedges of future revenue
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Derivative financial liabilities, contractual cash flows	155,450	110,827
Derivative financial assets, contractual cash flows	(154,116)	(109,319)
Less than one year | Cross-currency swaps
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Derivative financial liabilities, contractual cash flows	93,311	74,902
Derivative financial assets, contractual cash flows	(91,353)	(74,762)
Between one and three years
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Clients' funds obligations, contractual cash flows	0	0
Financial liabilities, contractual cash flows	1,121,407	1,569,154
Between one and three years | 2014 U.S. Senior Notes
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Borrowings, contractual cash flows	0	500,787
Between one and three years | 2021 U.S. Senior Notes
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Borrowings, contractual cash flows	860,746	49,246
Between one and three years | 2021 CAD Senior Notes
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Borrowings, contractual cash flows	25,200	25,200
Between one and three years | Unsecured committed term loan credit facility
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Borrowings, contractual cash flows	0	694,754
Between one and three years | Lease liabilities
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Lease liabilities, undiscounted cash flows	238,009	295,017
Between one and three years | Other long-term debt
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Borrowings, contractual cash flows	1,328	11,919
Between one and three years | Cash flow hedges of future revenue
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Derivative financial liabilities, contractual cash flows	163,091	193,871
Derivative financial assets, contractual cash flows	(166,967)	(202,127)
Between one and three years | Cross-currency swaps
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Derivative financial liabilities, contractual cash flows	0	93,311
Derivative financial assets, contractual cash flows	0	(92,824)
Between three and five years
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Clients' funds obligations, contractual cash flows	0	0
Financial liabilities, contractual cash flows	788,877	1,097,244
Between three and five years | 2014 U.S. Senior Notes
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Borrowings, contractual cash flows	0	0
Between three and five years | 2021 U.S. Senior Notes
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Borrowings, contractual cash flows	24,910	862,639
Between three and five years | 2021 CAD Senior Notes
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Borrowings, contractual cash flows	625,200	25,200
Between three and five years | Unsecured committed term loan credit facility
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Borrowings, contractual cash flows	0	0
Between three and five years | Lease liabilities
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Lease liabilities, undiscounted cash flows	139,275	166,848
Between three and five years | Other long-term debt
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Borrowings, contractual cash flows	449	42,557
Between three and five years | Cash flow hedges of future revenue
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Derivative financial liabilities, contractual cash flows	9,914	0
Derivative financial assets, contractual cash flows	(10,871)	0
Between three and five years | Cross-currency swaps
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Derivative financial liabilities, contractual cash flows	0	0
Derivative financial assets, contractual cash flows	0	0
Beyond five years
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Clients' funds obligations, contractual cash flows	0	0
Financial liabilities, contractual cash flows	702,326	1,377,232
Beyond five years | 2014 U.S. Senior Notes
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Borrowings, contractual cash flows	0	0
Beyond five years | 2021 U.S. Senior Notes
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Borrowings, contractual cash flows	578,885	600,862
Beyond five years | 2021 CAD Senior Notes
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Borrowings, contractual cash flows	0	612,600
Beyond five years | Unsecured committed term loan credit facility
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Borrowings, contractual cash flows	0	0
Beyond five years | Lease liabilities
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Lease liabilities, undiscounted cash flows	123,123	163,765
Beyond five years | Other long-term debt
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Borrowings, contractual cash flows	318	5
Beyond five years | Cash flow hedges of future revenue
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Derivative financial liabilities, contractual cash flows	0	0
Derivative financial assets, contractual cash flows	0	0
Beyond five years | Cross-currency swaps
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Derivative financial liabilities, contractual cash flows	0	0
Derivative financial assets, contractual cash flows	$ 0	$ 0